The Large-Cap Growth Equity Portfolio
The Large-Cap Growth Equity Portfolio
What is the Portfolio's investment objective?
The Large-Cap Growth Equity Portfolio seeks capital appreciation.
What are the Portfolio's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Large-Cap Growth Equity Portfolio DPT CLASS
Management fees		0.55%
Distribution and service (12b-1) fees		none
Other expenses		0.09%
Total annual portfolio operating expenses		0.64%
Fee waivers and expense reimbursements	[1]	none
Total annual portfolio operating expenses after fee waivers and expense reimbursements		0.64%
[1]	The Portfolio's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying Portfolio expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual portfolio operating expenses from exceeding 0.65% of the Portfolio's average daily net assets from February 28, 2012 through February 28, 2013. The waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Expense example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's fee waivers and expense reimbursements for the 1-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DPT CLASS (USD $)	The Large-Cap Growth Equity Portfolio
1 year	65
3 years	205
5 years	357
10 years	798

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual Portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 19% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The Portfolio invests primarily in common stocks of growth-oriented companies that we believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy. For purposes of the Portfolio, we will generally consider large-capitalization companies to be those that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 1000® Growth Index. While the market capitalization of companies in the Russell 1000 Growth Index ranged from approximately $699.4 million to approximately $425 billion as of January 31, 2012, the Portfolio will normally invest in common stocks of companies with market capitalizations of at least $3 billion at the time of purchase.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large-capitalization companies (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

Using a bottom-up approach, we seek to select securities of companies that have large market opportunities. Companies that have large market opportunities are those that, in our opinion, may have a large demand or market for their goods or services. We also consider a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation. All of these factors give us insight into the outlook for a company, helping us identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company’s stock.

Although we tend to hold a relatively focused portfolio of between 25 and 40 stocks, we maintain a diversified portfolio representing a number of different industries. Such an approach helps to minimize the impact that any one security or industry could have on the portfolio if it were to experience a period of slow or declining earnings growth.

Because our objective is capital appreciation, the amount of dividend income that a stock provides is only an incidental consideration for us.

The Portfolio may also invest in other securities, including preferred stock, real estate investment trusts (REITs), warrants, equity and debt securities that are convertible into stocks, debt securities of government and corporate issuers and investment company securities, futures, and options. To the extent that this Portfolio invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings of those securities, if any, will not be an important factor in their selection.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates	Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.
Market risk	The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Foreign risk	The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.
Currency risk	The risk that the value of a portfolio’s investments may be negatively affected by changes in foreign currency exchange rates.
Real estate industry risk	This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.
Futures and options risk	The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.
Derivatives risk	Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).
High yield risk	The risk that high yield securities, commonly known as “junk bonds”, are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.
Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

How has The Large-Cap Growth Equity Portfolio performed?
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns for 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at www.delawareinvestments.com/institutional.

Year-by-year total return ( The Large-Cap Growth Equity Portfolio)

During the periods illustrated in this bar chart, The Large-Cap Growth Equity Portfolio’s highest quarterly return was 15.26% for the quarter ended June 30, 2009 and its lowest quarterly return was -22.25% for the quarter ended December 31, 2008.

Average annual returns for periods ended December 31, 2011
Average Annual Total Returns The Large-Cap Growth Equity Portfolio	1 year	5 years	Lifetime	Inception Date
DPT CLASS	8.04%	2.51%	3.09%	Nov. 01, 2005
DPT CLASS After Taxes on Distributions	7.94%	2.41%	3.01%	Nov. 01, 2005
DPT CLASS After Taxes on Distributions and Sales	5.22%	2.11%	2.63%	Nov. 01, 2005
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	3.46%	Nov. 01, 2005

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

The Large-Cap Value Equity Portfolio
The Large-Cap Value Equity Portfolio
What is the Portfolio's investment objective?
The Large-Cap Value Equity Portfolio seeks long-term capital appreciation.
What are the Portfolio's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Large-Cap Value Equity Portfolio DPT CLASS
Management fees		0.55%
Distribution and service (12b-1) fees		none
Other expenses		0.69%
Total annual portfolio operating expenses		1.24%
Fee waivers and expense reimbursements	[1]	(0.54%)
Total annual portfolio operating expenses after fee waivers and expense reimbursements		0.70%
[1]	The Portfolio's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying Portfolio expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual portfolio operating expenses from exceeding 0.70% of the Portfolio's average daily net assets from February 28, 2012 through February 28, 2013. The waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Expense example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's fee waivers and expense reimbursements for the 1-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DPT CLASS (USD $)	The Large-Cap Value Equity Portfolio
1 year	72
3 years	340
5 years	629
10 years	1,452

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual Portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 133% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The Portfolio invests primarily in securities of large-capitalization companies that we believe have long-term capital appreciation potential. The Portfolio currently defines large-capitalization stocks as those with market capitalizations of $5 billion or greater at the time of purchase. We follow a value-oriented investment philosophy in selecting stocks for the Portfolio using a research-intensive approach that considers factors such as: security prices that reflect a market valuation that is judged to be below the estimated present or future value of the company; favorable earning prospects and dividend yield; the financial condition of the issuer; and various qualitative factors. Typically, we seek to select securities that we believe are undervalued in relation to their intrinsic value as indicated by multiple factors, including the earnings and cash flow potential or the asset value of the respective issuers. We also consider a company’s plans for future operations on a selective basis.

Under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in equity securities of large-capitalization companies (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

We may sell a security if we no longer believe the security will contribute to meeting the investment objective of the Portfolio. In considering whether to sell a security, we may evaluate, among other things, the factors listed above, the condition of the U.S. economy, the condition of non-U.S. economies, and changes in the condition and outlook in the issuer’s industry sector.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates	Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.
Market risk	The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Foreign risk	The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.
Currency risk	The risk that the value of a portfolio’s investments may be negatively affected by changes in foreign currency exchange rates.
Real estate industry risk	This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.
Derivatives risk	Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.
Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

How has The Large-Cap Value Equity Portfolio performed?
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at www.delawareinvestments.com/institutional.

Year-by-year total return (The Large-Cap Value Equity Portfolio)

During the periods illustrated in this bar chart, The Large-Cap Value Equity Portfolio’s highest quarterly return was 17.91% for the quarter ended June 30, 2003 and its lowest quarterly return was –18.55% for the quarter ended September 30, 2002.

Average annual returns for periods ended December 31, 2011
Average Annual Total Returns The Large-Cap Value Equity Portfolio	1 year	5 years	10 years
DPT CLASS	10.46%	(0.24%)	4.39%
DPT CLASS After Taxes on Distributions	9.59%	(1.11%)	3.75%
DPT CLASS After Taxes on Distributions and Sales	6.78%	(0.46%)	3.61%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	(2.64%)	3.89%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

The Focus Smid-Cap Growth Equity Portfolio
The Focus Smid-Cap Growth Equity Portfolio
What is the Portfolio's investment objective?
The Focus Smid-Cap Growth Equity Portfolio seeks long-term capital appreciation.
What are the Portfolio's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Focus Smid-Cap Growth Equity Portfolio DPT CLASS
Management fees		0.75%
Distribution and service (12b-1) fees		none
Other expenses		0.30%
Total annual portfolio operating expenses		1.05%
Fee waivers and expense reimbursements	[1]	(0.13%)
Total annual portfolio operating expenses after fee waivers and expense reimbursements		0.92%
[1]	The Portfolio's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying Portfolio expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual portfolio operating expenses from exceeding 0.92% of the Portfolio's average daily net assets from February 28, 2012 through February 28, 2013. The waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Expense example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's fee waivers and expense reimbursements for the 1-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DPT CLASS (USD $)	The Focus Smid-Cap Growth Equity Portfolio
1 year	94
3 years	321
5 years	567
10 years	1,271

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual Portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 16% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The Portfolio invests primarily in common stocks of growth-oriented companies that we believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy. We particularly seek small- to mid-sized companies that address large market opportunities, which describe the likelihood that an individual large cap company’s goods and/or services will be sold. For purposes of the Portfolio, we will generally consider companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500™ Growth Index. As of the last reconstitution of the Index in June 2011, the Index has a market capitalization range of $31.5 million to $7.5 billion. The Portfolio will normally invest in common stocks of companies with market capitalizations of at least $300 million at the time of purchase.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of small and mid-capitalization companies (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

Using a bottom-up approach, we seek to select securities of companies that have large market opportunities. Companies that have large market opportunities are those that, in our opinion, may have a large demand or market for their goods or services. We also consider a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation. All of these factors give us insight into the outlook for a company, helping us identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company’s stock.

The Portfolio generally holds 25 to 30 stocks, although from time to time the Portfolio may hold fewer or more names depending on our assessment of the investment opportunities available. In addition, we maintain a diversified portfolio representing a number of different industries. Such an approach helps to minimize the impact that any one security or industry could have on the Portfolio if it were to experience a period of slow or declining growth.

Because our objective is capital appreciation, the amount of dividend income that a stock provides is only an incidental consideration for us.

The Portfolio may engage in options and futures transactions. In addition, the Portfolio may invest up to 10% of its assets in foreign securities, which may include GDRs and, without limitation, in sponsored and unsponsored ADRs that are actively traded in the U.S.

In unusual market conditions, in order to meet redemption requests, for temporary defensive purposes and pending investment, the Portfolio may hold a substantial portion of its assets in cash or short-term, debt obligations.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates	Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.
Market risk	The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Small company risk	The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Foreign risk	The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.
Currency risk	The risk that the value of a portfolio’s investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk	Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.
Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

How has The Focus Smid-Cap Growth Equity Portfolio performed?
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns for 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at www.delawareinvestments.com/institutional.

Year-by-year total return (The Focus Smid-Cap Growth Equity Portfolio)

During the periods illustrated in this bar chart, The Focus Smid-Cap Growth Equity Portfolio’s highest quarterly return was 27.04% for the quarter ended June 30, 2009 and its lowest quarterly return was -24.94% for the quarter ended December 31, 2008.

Average annual returns for periods ended December 31, 2011
Average Annual Total Returns The Focus Smid-Cap Growth Equity Portfolio	1 year	5 years	Lifetime	Inception Date
DPT CLASS	7.32%	10.38%	8.62%	Dec. 01, 2003
DPT CLASS After Taxes on Distributions	7.29%	9.88%	8.19%	Dec. 01, 2003
DPT CLASS After Taxes on Distributions and Sales	4.76%	8.77%	7.36%	Dec. 01, 2003
Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)	(1.57%)	2.89%	6.09%	Dec. 01, 2003

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

The Real Estate Investment Trust Portfolio II
The Real Estate Investment Trust Portfolio II
What are the Portfolio's investment objectives?
The Real Estate Investment Trust Portfolio II seeks maximum long-term total return, with capital appreciation as a secondary objective.
What are the Portfolio's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Real Estate Investment Trust Portfolio II DPT CLASS
Management fees		0.75%
Distribution and service (12b-1) fees		none
Other expenses		1.28%
Total annual portfolio operating expenses		2.03%
Fee waivers and expense reimbursements	[1]	(1.08%)
Total annual portfolio operating expenses after fee waivers and expense reimbursements		0.95%
[1]	The Portfolio's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying Portfolio expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual portfolio operating expenses from exceeding 0.95% of the Portfolio's average daily net assets from February 28, 2012 through February 28, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Expense example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's fee waivers and expense reimbursements for the 1-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DPT CLASS (USD $)	The Real Estate Investment Trust Portfolio II
1 year	97
3 years	532
5 years	993
10 years	2,272

Portfolio turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 138% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The Portfolio primarily invests in securities of companies principally engaged in the real estate industry. The Portfolio is considered “nondiversified” as defined in the Investment Company Act of 1940, as amended (1940 Act), which means that it can invest in a smaller number of issuers than a diversified mutual fund.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in REITs (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

The Portfolio may invest without limitation in shares of REITs. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies such as the Portfolio, REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Internal Revenue Code of 1986, as amended (Internal Revenue Code).

The Portfolio also invests in equity securities of real estate industry operating companies (REOCs). We define a REOC as a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management, or sale of commercial, industrial, or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. A Portfolio’s investments in equity securities of REITs and REOCs may include, from time to time, sponsored or unsponsored ADRs actively traded in the United States. Equity securities include, but are not to be limited to, common stocks, preferred stocks, securities convertible into common stocks, and securities having common stock characteristics, such as rights and warrants to purchase common stocks. To the extent that this Portfolio invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings of those securities, if any, will not be an important factor in their selection.

The Portfolio may also, to a limited extent, enter into futures contracts on stocks, purchase or sell options on such futures, engage in certain options transactions on stocks, and enter into closing transactions with respect to those activities. These activities will be entered into to facilitate the Portfolio’s ability to quickly deploy into the stock market the Portfolio’s positions in cash, short-term debt securities, and other money market instruments, at times when the Portfolio’s assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Portfolio.

The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when we believe such holdings are prudent given current market conditions. Except when we believe a temporary defensive approach is appropriate, the Portfolio generally will not hold more than 10% of its total assets in cash or such short-term investments. All of these short-term investments will be in U.S. government securities or instruments of the highest quality as determined by a nationally recognized statistical rating organization (NRSRO) (for example, AAA by Standard & Poor’s (S&P) or Aaa by Moody’s Investors Service, Inc. (Moody’s)) or be of comparable quality as we determine.

We do not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, we may take advantage of short-term opportunities that are consistent with the Portfolio’s investment objectives.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates	Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.
Market risk	The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Real estate industry risk	This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.
Nondiversification risk	A nondiversified portfolio has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified portfolio may invest its assets in fewer issuers, the value of portfolio shares may increase or decrease more rapidly than if it were fully diversified.

Risk	Definition
Foreign risk	The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.
Currency risk	The risk that the value of a portfolio’s investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk	Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).
Prepayment risk	The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.
Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

How has The Real Estate Investment Trust Portfolio II performed?
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at www.delawareinvestments.com/institutional.

Year-by-year total return (The Real Estate Investment Trust Portfolio II)

During the periods illustrated in this bar chart, The Real Estate Investment Trust Portfolio II’s highest quarterly return was 29.36% for the quarter ended September 30, 2009 and its lowest quarterly return was -36.15% for the quarter ended December 31, 2008.

Average annual returns for periods ended December 31, 2011
Average Annual Total Returns The Real Estate Investment Trust Portfolio II	1 year	5 years	10 years
DPT CLASS	10.70%	(0.96%)	9.54%
DPT CLASS After Taxes on Distributions	10.43%	(3.67%)	6.22%
DPT CLASS After Taxes on Distributions and Sales	6.95%	(1.94%)	7.47%
FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses, or taxes)	8.29%	(1.42%)	10.20%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

The Select 20 Portfolio
The Select 20 Portfolio
What is the Portfolio's investment objective?
The Select 20 Portfolio seeks long-term capital appreciation.
What are the Portfolio's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Select 20 Portfolio DPT CLASS
Management fees		0.75%
Distribution and service (12b-1) fees		none
Other expenses		0.27%
Total annual portfolio operating expenses		1.02%
Fee waivers and expense reimbursements	[1]	(0.13%)
Total annual portfolio operating expenses after fee waivers and expense reimbursements		0.89%
[1]	The Portfolio's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying Portfolio expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual portfolio operating expenses from exceeding 0.89% of the Portfolio's average daily net assets from February 28, 2012 through February 28, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Expense example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's fee waivers and expense reimbursements for the 1-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DPT CLASS (USD $)	The Select 20 Portfolio
1 year	91
3 years	312
5 years	551
10 years	1,238

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 26% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The Portfolio seeks to achieve its objective by investing in a portfolio of 20 securities. The Portfolio will invest in no fewer than 15 and no more than 25 equity securities. The Portfolio is considered “nondiversified” as defined in the 1940 Act, which means that it may invest in a smaller number of issuers than a diversified mutual fund.

We invest primarily in common stocks of companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. We consider companies of any size or market capitalization. Using a bottom-up approach, we seek to select securities of companies that have large market opportunities. Companies that have large market opportunities are those that, in our opinion, may have a large demand or market for their goods or services. We also consider a company’s operational efficiencies, management plans for capital allocation, and the company’s shareholder orientation.

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Portfolio. Specifically, we look for structural changes in the economy, industry, or product cycle changes, or changes in management, targeting those companies that can best capitalize on such changes. The following is a description of how the portfolio managers pursue the Portfolio’s investment goals.

We strive to identify companies that offer the potential for long-term price appreciation because they are likely to experience sustainable free cash flow growth. Using a bottom-up approach, we look for companies that:

  have attractive end market potential or dominance of a profitable niche market, dominant business models, and strong cash flow generation;

  demonstrate operational and scale efficiencies;

  have demonstrated expertise for capital allocation; or

  have clear shareholder oriented governance and compensation policies.

All of these factors give us insight into the outlook for a company, helping us to identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company’s stock.

We maintain a diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries and a mix of small-, medium-, and large-size companies.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates	Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.
Market risk	The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Small company risk	The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Nondiversification risk	A nondiversified portfolio has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified portfolio may invest its assets in fewer issuers, the value of portfolio shares may increase or decrease more rapidly than if it were fully diversified.
Foreign risk	The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.
Currency risk	The risk that the value of a portfolio’s investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk	Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).
Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

How has The Select 20 Portfolio performed?
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at www.delawareinvestments.com/institutional.

On February 28, 2008, the Portfolio changed its investment strategy to limit its investments to no less than 15 securities and no more than 25 securities. The performance prior to February 28, 2008 is that of the Portfolio’s predecessor, The All-Cap Growth Equity Portfolio.

Year-by-year total return (The Select 20 Portfolio)

During the periods illustrated in this bar chart, The Select 20 Portfolio’s highest quarterly return was 20.98% for the quarter ended June 30, 2003 and its lowest quarterly return was -21.91% for the quarter ended December 31, 2008.

Average annual returns for periods ended December 31, 2011
Average Annual Total Returns The Select 20 Portfolio	1 year	5 years	10 years
DPT CLASS	14.57%	4.29%	3.13%
DPT CLASS After Taxes on Distributions	14.56%	4.28%	3.12%
DPT CLASS After Taxes on Distributions and Sales	9.47%	3.69%	2.71%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)	2.18%	2.46%	2.74%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

The International Equity Portfolio
The International Equity Portfolio
What is the Portfolio's investment objective?
The International Equity Portfolio seeks maximum long-term total return.
What are the Portfolio's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The International Equity Portfolio DPT CLASS
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.12%
Total annual portfolio operating expenses	0.87%

Expense example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and assumes that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DPT CLASS (USD $)	The International Equity Portfolio
1 year	89
3 years	278
5 years	482
10 years	1,073

Portfolio turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual Portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 22% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The Portfolio invests primarily in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income outside the United States, and that, in our opinion, are undervalued at the time of purchase based on our fundamental analysis. Investments will be made mainly in marketable securities of companies located in developed countries.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change. Under normal circumstances, the Portfolio will invest at least 40% of its total assets in securities of non-U.S. issuers. This policy is in addition to the 80% Policy.

Equity securities include, but are not to be limited to, common stocks, securities convertible into common stock, securities having common stock characteristics, such as rights and warrants to purchase common stocks, and preferred securities. To the extent that this Portfolio invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings of those securities, if any, will not be an important factor in their selection. Additionally, the Portfolio may, from time to time, hold its assets in cash (which may be U.S. dollars or foreign currencies, including the euro), or may invest in short-term debt securities or other money market instruments. Except when we believe a temporary defensive approach is appropriate, the Portfolio generally will not hold more than 5% of its assets in cash or such short-term instruments.

Our approach in selecting investments for the Portfolio is oriented to individual stock selection and is value driven. In selecting stocks for the Portfolio, we consider movement in the price of individual securities, and the impact of currency adjustment on a U.S.-domiciled, dollar-based investor. We also conduct research on a global basis in an effort to identify securities that have the potential for long-term total return. The center of the research effort is a value oriented dividend discount methodology applied to individual securities and market analysis which isolates value across country boundaries. This approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Comparisons of the values of different possible investments are then made. Our approach is long-term in orientation, and it is expected that the annual turnover rate of the Portfolio will not exceed 75% under normal circumstances.

In an international portfolio, currency returns can be an integral component of an investment’s total return. We will use a purchasing power parity approach to assess the value of individual currencies. Purchasing power parity attempts to identify the amount of goods and services that a dollar will buy in the United States and compares that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that would make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be overvalued. When the dollar buys more, the foreign currency may be undervalued. Securities available in an undervalued currency may offer greater return potential and may be an attractive investment.

Currency considerations carry a special risk for a portfolio of international securities, and we use a purchasing power parity approach to evaluate currency risk. In this regard, the Portfolio may actively carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency.

From time to time, the Portfolio may invest up to 30% of its net assets in securities of issuers in the commercial banking industry; to the extent the Portfolio invests 30% of its net assets in such securities, it may be slightly more sensitive to movement in the commercial banking industry.

The Portfolio may make limited use (not more than 15% of its assets) of foreign fixed income securities when, in our opinion, attractive opportunities exist relative to those available through equity securities or the short-term investments described above. The foreign fixed income securities in which the Portfolio may invest may be U.S. dollar or foreign currency denominated, including the euro, and may include obligations of foreign governments, foreign government agencies, supranational organizations or corporations, and other private entities. Such governmental fixed income securities will be, at the time of purchase, of the highest quality (for example, AAA by S&P or Aaa by Moody’s) or of comparable quality. Corporate fixed income securities will be, at the time of purchase, rated in one of the top two rating categories (for example, AAA and AA by S&P or Aaa and Aa by Moody’s) or of comparable quality.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates	Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.
Market risk	The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Foreign risk	The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.
Currency risk	The risk that the value of a portfolio’s investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk	Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.
Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

How has The International Equity Portfolio performed?
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at www.delawareinvestments.com/institutional.

Year-by-year total return (The International Equity Portfolio)

During the periods illustrated in this bar chart, The International Equity Portfolio’s highest quarterly return was 22.52% for the quarter ended June 30, 2003 and its lowest quarterly return was -18.61% for the quarter ended September 30, 2002.

Average annual returns for periods ended December 31, 2011
Average Annual Total Returns The International Equity Portfolio	1 year	5 years	10 years
DPT CLASS	(3.76%)	(3.39%)	6.80%
DPT CLASS After Taxes on Distributions	(5.23%)	(4.57%)	5.73%
DPT CLASS After Taxes on Distributions and Sales	(2.47%)	(2.79%)	5.99%
MSCI EAFE Index (gross returns) (reflects no deduction for fees, expenses, or taxes)	(11.73%)	(4.26%)	5.12%
MSCI EAFE Index (net returns) (reflects no deduction for fees or expenses)	(12.14%)	(4.72%)	4.66%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

The Labor Select International Equity Portfolio
The Labor Select International Equity Portfolio
What is the Portfolio's investment objective?
The Labor Select International Equity Portfolio seeks maximum long-term total return.
What are the Portfolio's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Labor Select International Equity Portfolio DPT CLASS
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.12%
Total annual portfolio operating expenses	0.87%

Expense example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DPT CLASS (USD $)	The Labor Select International Equity Portfolio
1 year	89
3 years	278
5 years	482
10 years	1,073

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual Portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 20% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The Portfolio will primarily invest in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income outside of the United States, and which, in our opinion, are undervalued at the time of purchase based on the rigorous fundamental analysis that we employ. In addition to following these quantitative guidelines, we will select securities of issuers that present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change. Under normal circumstances, the Portfolio will invest at least 40% of its total assets in securities of non-U.S. issuers. This policy is in addition to the 80% Policy.

In selecting portfolio securities, we emphasize strong performance in falling markets relative to other mutual funds focusing on international equity investments. Equity securities include, but are not limited to, common stocks, securities convertible into common stocks, securities having common stock characteristics, such as rights and warrants to purchase common stocks, and preferred shares. To the extent that this Portfolio invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings of those securities, if any, will not be an important factor in their selection. Additionally, the Portfolio may, from time to time, hold its assets in cash (which may be U.S. dollars or foreign currency, including the euro) or may invest in short-term debt securities or other money market instruments. Except when a temporary defensive approach is appropriate, the Portfolio generally will not hold more than 5% of its assets in cash or such short-term instruments.

From time to time, the Portfolio may invest up to 30% of its net assets in securities of issuers in the commercial banking industry; to the extent the Portfolio invests 30% of its net assets in such securities, it may be slightly more sensitive to movement in the commercial banking industry.

The Portfolio may make limited use (not more than 15% of its assets) of foreign fixed income securities when, in our opinion, attractive opportunities exist relative to those available through equity securities or the short-term investments described above. The foreign fixed income securities in which the Portfolio may invest may be U.S. dollar or foreign currency denominated, including the euro, and may include obligations of foreign governments, foreign government agencies, supranational organizations or corporations, and other private entities. Such governmental fixed income securities will be, at the time of purchase, of the highest quality (for example, AAA by S&P or Aaa by Moody’s) or of comparable quality. Corporate fixed income securities will be, at the time of purchase, rated in one of the top two rating categories (for example, AAA and AA by S&P or Aaa and Aa by Moody’s) or of comparable quality.

Our approach in selecting investments for the Portfolio is primarily quantitatively oriented to individual stock selection and is value driven. In selecting stocks for the Portfolio, we identify those stocks which we believe will provide the highest total return over a market cycle, taking into consideration the movement in the price of the individual security, the impact of currency adjustment on a U.S.-domiciled, dollar-based investor, and the investment guidelines described below. We conduct extensive fundamental research on a global basis, and it is through this research effort that securities with the potential for maximum long-term total return are identified. The center of the fundamental research effort is a value oriented dividend discount methodology applied to individual securities and market analysis which isolates value across country boundaries. Our approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Comparisons of the values of different possible investments are then made.

Supplementing our quantitative approach to stock selection, we also attempt to follow certain qualitative investment guidelines which seek to identify issuers that present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor. These qualitative investment guidelines include country screens, as well as additional issuer-specific criteria. The country screens require that the securities are of companies domiciled in those countries that are included in the MSCI EAFE (Europe, Australasia, and Far East) Index and Canada, as long as the country does not appear on any list of prohibited or boycotted nations of the AFL-CIO or certain other labor organizations. Nations that are currently in this Index include, among others, Japan, the United Kingdom, Germany, France, and the Netherlands. In addition, the Portfolio will tend to favor investment in issuers located in those countries that we perceive as enjoying favorable relations with the United States. Pursuant to the Portfolio’s issuer-specific criteria, the Portfolio will: (1) invest only in companies which are publicly traded; (2) focus on companies that show, in our opinion, evidence of pursuing fair labor practices; (3) focus on companies that have not been subject to penalties or tariffs imposed by applicable U.S. government agencies for unfair trade practices within the previous two years; and (4) not invest in initial public offerings. Evidence of pursuing fair labor practices would include whether a company has demonstrated patterns of noncompliance with applicable labor or health and safety laws. The qualitative labor sensitivity factors that we will utilize in selecting securities will vary over time, and will be solely in our discretion.

We do not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, we may take advantage of short-term opportunities that are consistent with the Portfolio’s investment objective. It is anticipated that the annual turnover rate of the Portfolio, under normal circumstances, will generally not exceed 100%.

Currency considerations carry a special risk for a portfolio of international securities, and we use a purchasing power parity approach to evaluate currency risk. In this regard, the Portfolio may actively carry out hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates	Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.
Market risk	The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Foreign risk	The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.
Currency risk	The risk that the value of a portfolio’s investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk	Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.
Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

How has The Labor Select International Equity Portfolio performed?
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at www.delawareinvestments.com/institutional.

Year-by-year total return (The Labor Select International Equity Portfolio)

During the periods illustrated in this bar chart, The Labor Select International Equity Portfolio’s highest quarterly return was 22.54% for the quarter ended June 30, 2003 and its lowest quarterly return was -18.02% for the quarter ended September 30, 2002.

Average annual returns for periods ended December 31, 2011
Average Annual Total Returns The Labor Select International Equity Portfolio	1 year	5 years	10 years
DPT CLASS	(4.03%)	(3.45%)	6.88%
DPT CLASS After Taxes on Distributions	(5.51%)	(5.06%)	5.61%
DPT CLASS After Taxes on Distributions and Sales	(2.65%)	(3.36%)	5.76%
MSCI EAFE Index (gross returns) (reflects no deduction for fees, expenses, or taxes)	(11.73%)	(4.26%)	5.12%
MSCI EAFE Index (net returns) (reflects no deduction for fees or expenses)	(12.14%)	(4.72%)	4.66%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

The Emerging Markets Portfolio
The Emerging Markets Portfolio
What is the Portfolio's investment objective?
The Emerging Markets Portfolio seeks long-term capital appreciation.
What are the Portfolio's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		The Emerging Markets Portfolio DPT CLASS
Maximum sales charge (load) imposed on purchases as a percentage of offering price		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower		none
Redemption reimbursement fees	[1]	0.55%
Purchase reimbursement fees	[1]	0.55%
[1]	The purchase reimbursement fee and redemption reimbursement fee are paid to the Portfolio. These fees are designed to reflect an approximation of the brokerage and other transaction costs associated with the investment of an investor's purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which the Portfolio (and, indirectly, the Portfolio's existing shareholders) would have to bear such costs. In lieu of the reimbursement fees, investors in The Emerging Markets Portfolio may be permitted to utilize alternative purchase and redemption methods designed to accomplish the same economic effect as the reimbursement fees.

Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Emerging Markets Portfolio DPT CLASS
Management fees	1.00%
Distribution and service (12b-1) fees	none
Other expenses	0.17%
Total annual portfolio operating expenses	1.17%

Expense example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DPT CLASS (USD $)	The Emerging Markets Portfolio
1 year	119
3 years	372
5 years	644
10 years	1,420

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual Portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 39% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The Emerging Markets Portfolio is an international fund. The Portfolio generally invests in equity securities of companies organized in, having a majority of their assets in, or deriving a majority of their operating income from, emerging countries. Equity securities include, but are not limited to, common stocks, preferred stocks, convertible securities, certain nontraditional equity securities, and warrants. To the extent that this Portfolio invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings of those securities, if any, will not be an important factor in their selection.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in investments of emerging market issuers (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change. Under normal circumstances, the Portfolio will invest at least 40% of its total assets in securities of non-U.S. issuers. This policy is in addition to the 80% Policy.

The Portfolio considers an “emerging country” to be any country that is generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Finance Corporation, as well as countries that are classified by the United Nations as developing. In addition, any country that is included in the International Finance Corporation Free Index or MSCI Emerging Markets Index will be considered to be an “emerging country.” There are more than 130 countries that are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. Almost every nation in the world is included within this group of developing or emerging countries except the United States, Canada, Japan, Australia, New Zealand, and nations located in Western Europe.

The Portfolio will focus its investments in those emerging countries where we consider the economies to be developing strongly and where the markets are becoming more sophisticated. Currently, investing in many other emerging countries is not feasible, or may, in our opinion, involve unacceptable political risks. We believe that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may particularly benefit certain countries having developing markets. This trend may be facilitated by local or international political, economic, or financial developments that could benefit the capital markets in such countries.

In considering possible emerging countries in which the Portfolio may invest, we will place particular emphasis on factors such as economic conditions (including growth trends, inflation rates, and trade balances), regulatory and currency controls, accounting standards, and political and social conditions. We currently anticipate that the countries in which the Portfolio may invest will include, among others, Argentina, Brazil, Chile, China, Colombia, Croatia, the Czech Republic, Egypt, Estonia, Ghana, Hong Kong, Hungary, India, Indonesia, Israel, Jordan, Kazakhstan, Kenya, Korea, Malaysia, Mexico, Morocco, Pakistan, Panama, Peru, the Philippines, Poland, Romania, Russia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Ukraine, Venezuela, Vietnam, and Zimbabwe. As markets in other emerging countries develop, we expect to expand and further diversify the countries in which the Portfolio invests.

Although this is not an exclusive list, we consider an emerging country equity security to be one that is issued by a company that exhibits one or more of the following characteristics: (1) its principal securities trading market is in an emerging country, as defined above; (2) while traded in any market, alone or on a consolidated basis, the company derives 50% or more of its annual revenues from either goods produced, sales made or services performed in emerging countries; or (3) it is organized under the laws of, and has a principal office in, an emerging country. We will determine eligibility based on publicly available information and inquiries made of the companies.

Up to 35% of the Portfolio’s net assets may be invested in debt securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities, or political subdivisions, all of which may be high yield, high-risk fixed income securities rated lower than BBB- by S&P and Baa3 by Moody’s or, if unrated, considered to be of equivalent quality. The Portfolio may also invest in zero-coupon bonds. The Portfolio may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, including the euro. For temporary defensive purposes, the Portfolio may invest all or a substantial portion of its assets in high-quality debt instruments.

Currency considerations carry a special risk for a portfolio of international securities. We use a purchasing power parity approach to evaluate currency risk. In this regard, the Portfolio may actively carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates

Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Currency risk	The risk that the value of a portfolio’s investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk

Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

High yield risk

The risk that high yield securities, commonly known as “junk bonds”, are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

How has The Emerging Markets Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at www.delawareinvestments.com/institutional.

Year-by-year total return (The Emerging Markets Portfolio)

During the periods illustrated in this bar chart, The Emerging Markets Portfolio’s highest quarterly return was 32.73% for the quarter ended June 30, 2009 and its lowest quarterly return was -25.15% for the quarter ended December 31, 2008.

Average annual returns for periods ended December 31, 2011
Average Annual Total Returns The Emerging Markets Portfolio	1 year	5 years	10 years
DPT CLASS	(11.86%)	4.35%	16.97%
DPT CLASS After Taxes on Distributions	(13.62%)	1.96%	14.36%
DPT CLASS After Taxes on Distributions and Sales	(6.32%)	2.98%	14.47%
MSCI Emerging Markets Index (gross returns) (reflects no deduction for fees, expenses, or taxes)	(18.17%)	2.70%	14.19%
MSCI Emerging Markets Index (net returns) (reflects no deduction for fees or expenses)	(18.43%)	2.40%	13.85%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Portfolio’s returns (for example, qualified vs. nonqualified dividends) and may be different than the final tax characterization of such elements.

The Emerging Markets Portfolio II
The Emerging Markets Portfolio II
What is the Portfolio's investment objective?
The Portfolio seeks long term capital appreciation.
What are the Portfolio's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Emerging Markets Portfolio II DPT CLASS
Management fees		1.00%
Distribution and service (12b-1) fees		none
Other expenses		0.64%
Total annual portfolio operating expenses		1.64%
Fee waivers and expense reimbursements	[1]	(0.44%)
Total annual portfolio operating expenses after fee waivers and expense reimbursements		1.20%
[1]	The Portfolio's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying Portfolio expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual portfolio operating expenses from exceeding 1.20% of the Portfolio's average daily net assets from February 28, 2012 through February 28, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Expense example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's fee waivers and expense reimbursements for the 1-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DPT CLASS (USD $)	The Emerging Markets Portfolio II
1 year	122
3 years	474
5 years	850
10 years	1,907

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual Portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 23% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The Portfolio invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations or the countries’ governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. The Portfolio may invest in companies of any size. Under normal market conditions, at least 80% of the Portfolio’s net assets will be invested in equity securities of issuers from countries whose economies are considered to be emerging (80% policy). The Portfolio’s 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any such change.

The Portfolio may invest in a broad range of equity securities, including common or ordinary stocks, preferred stocks, and securities convertible into common or ordinary stocks. The Portfolio may also invest in foreign companies through sponsored or unsponsored depositary receipts, which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. The Portfolio may invest in securities issued in any currency and may hold foreign currency. The Portfolio invests primarily in equity securities of issuers from emerging foreign countries. These countries are generally recognized to be an emerging or developing country by the international financial community.

The portfolio manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Portfolio seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Portfolio invests in securities of companies with sustainable franchises when they are trading at a discount to the manager’s intrinsic value estimate for that security.

The Portfolio defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long-run. Sustainability analysis involves identification of a company’s source of competitive advantage and the ability of its management to maximize its return potential. We prefer companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

The Portfolio may invest more than 25% of its total assets in the securities of issuers located in the same country. The Portfolio may invest up to 10% of its net assets in real estate investment trusts.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates

Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Currency risk	The risk that the value of a portfolio’s investments may be negatively affected by changes in foreign currency exchange rates.
Real estate industry risk

This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk

Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

High yield risk

The risk that high yield securities, commonly known as “junk bonds”, are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

How has The Emerging Markets Portfolio II performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns for 1-year and lifetime periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at www.delawareinvestments.com/institutional.

Year-by-year total return (The Emerging Markets Portfolio II)

During the period illustrated in this bar chart, The Emerging Markets Portfolio II’s highest quarterly return was 6.28% for the quarter ended December 31,2011 and its lowest quarterly return was -24.40% for the quarter ended September 30, 2011.

Average annual returns for periods ended December 31, 2011
Average Annual Total Returns The Emerging Markets Portfolio II	1 year	Lifetime	Inception Date
DPT CLASS	(19.58%)	2.72%	Jun. 23, 2010
DPT CLASS After Taxes on Distributions	(21.07%)	4.13%	Jun. 23, 2010
DPT CLASS After Taxes on Distributions and Sales	(12.73%)	3.11%	Jun. 23, 2010
MSCI Emerging Markets Index (gross returns) (reflects no deduction for fees, expenses, or taxes)	(18.17%)	(0.45%)	Jun. 23, 2010
MSCI Emerging Markets Index (net returns) (reflects no deduction for fees or expenses)	(18.43%)	(0.74%)	Jun. 23, 2010

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Portfolio’s returns (for example, qualified vs. nonqualified dividends) and may be different than the final tax characterization of such elements.

The Global Real Estate Securities Portfolio
The Global Real Estate Securities Portfolio
What are the Portfolio's investment objectives?
The Global Real Estate Securities Portfolio seeks maximum long-term total return through a combination of current income and capital appreciation.
What are the Portfolio's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Global Real Estate Securities Portfolio ORIGINAL CLASS
Management fees		0.99%
Distribution and service (12b-1) fees		none
Other expenses		0.25%
Total annual portfolio operating expenses		1.24%
Fee waivers and expense reimbursements	[1]	(0.09%)
Total annual portfolio operating expenses after fee waivers and expense reimbursements		1.15%
[1]	The Portfolio's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying Portfolio expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual portfolio operating expenses from exceeding 1.15% of the Portfolio's average daily net assets from February 28, 2012 through February 28, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Expense example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's fee waivers and expense reimbursements for the 1-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example ORIGINAL CLASS (USD $)	The Global Real Estate Securities Portfolio
1 year	117
3 years	385
5 years	672
10 years	1,492

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual Portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 155% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?
Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued by U.S. and non-U.S. companies in the real estate and real estate–related sectors (80% Policy). The Portfolio may invest in companies across all market capitalizations and may invest its assets in securities of companies located in emerging market countries. Under normal circumstances, the Portfolio will invest at least 40% of its total assets in securities of non-U.S. issuers, unless market conditions are not deemed favorable by the investment manager, in which case the Portfolio would invest at least 30% of its net assets in securities of non-U.S. issuers. This policy is in addition to the 80% Policy.

In managing the Portfolio, we strive to invest in companies that represent a variety of different sectors in the real estate industry. As we consider individual securities for the Portfolio, we carefully evaluate each company’s management team, and we generally look for those companies that:

  are attractive on a relative valuation basis (both at the real estate and security level);

  have the ability to raise rents;

  demonstrate prudent use of capital for external growth; and

  can create franchise value over the long term.

The types of securities the Portfolio may invest in include, but are not limited to: common stocks; preferred stocks; securities convertible into common stocks; securities having common stock characteristics, such as rights and warrants to purchase common stocks; and American depositary receipts (ADRs), global depositary receipts (GDRs), and European depositary receipts (EDRs). To the extent that this Portfolio invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings of those securities, if any, will not be an important factor in their selection.

The Portfolio may invest without limitation in shares of real estate investment trusts (REITs). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. Although the REIT structure originated in the United States, a number of countries around the world have adopted, or are considering adopting, similar REIT and REIT-like structures. It is expected that the Portfolio will invest a significant amount of its portfolio in REITs and REIT-like entities, but the Portfolio is not limited to investing in these entities as described herein.

The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when we believe such holdings are prudent given current market conditions.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates

Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Real estate industry risk

This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Nondiversification risk

A nondiversified portfolio has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified portfolio may invest its assets in fewer issuers, the value of portfolio shares may increase or decrease more rapidly than if it were fully diversified.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Currency risk	The risk that the value of a portfolio’s investments may be negatively affected by changes in foreign currency exchange rates.
Small company risk	The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Derivatives risk	Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).
Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Prepayment risk	The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.
Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

How has The Global Real Estate Securities Portfolio performed?
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns for 1-year and lifetime periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at www.delawareinvestments.com/institutional.

Year-by-year total return (The Global Real Estate Securities Portfolio)

During the periods illustrated in this bar chart, The Global Real Estate Securities Portfolio’s highest quarterly return was 31.78% for the quarter ended June 30, 2009 and its lowest quarterly return was -31.03% for the quarter ended December 31, 2008.

Average annual returns for periods ended December 31, 2011
Average Annual Total Returns The Global Real Estate Securities Portfolio	1 year	Lifetime	Inception Date
ORIGINAL CLASS	(3.86%)	(5.48%)	Jan. 10, 2007
ORIGINAL CLASS After Taxes on Distributions	(5.36%)	(7.13%)	Jan. 10, 2007
ORIGINAL CLASS After Taxes on Distributions and Sales	(2.53%)	(5.47%)	Jan. 10, 2007
ORIGINAL CLASS FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	(5.82%)	(5.13%)	Jan. 10, 2007

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

The Core Focus Fixed Income Portfolio
The Core Focus Fixed Income Portfolio
What is the Portfolio's investment objective?
The Core Focus Fixed Income Portfolio seeks maximum long term total return, consistent with reasonable risk.
What are the Portfolio's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Core Focus Fixed Income Portfolio DPT CLASS
Management fees		0.40%
Distribution and service (12b-1) fees		none
Other expenses		0.56%
Total annual portfolio operating expenses		0.96%
Fee waivers and expense reimbursements	[1]	(0.53%)
Total annual portfolio operating expenses after fee waivers and expense reimbursements		0.43%
[1]	The Portfolio's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying Portfolio expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual portfolio operating expenses from exceeding 0.43% of the Portfolio's average daily net assets from February 28, 2012 through February 28, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Expense example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's fee waivers and expense reimbursements for the 1-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DPT CLASS (USD $)	The Core Focus Fixed Income Portfolio
1 year	44
3 years	253
5 years	479
10 years	1,130

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual Portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 535% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The Portfolio will invest primarily in a diversified portfolio of investment grade, fixed income obligations, including securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities (U.S. government securities), mortgage-backed securities, asset-backed securities, corporate bonds, and other fixed income securities.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

The Portfolio will invest principally in debt obligations issued or guaranteed by the U.S. government and by U.S. corporations. The U.S. government securities in which the Portfolio may invest include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or sponsored by the U.S. government. The corporate debt obligations in which the Portfolio may invest include, but are not limited to, bonds, notes, debentures, and commercial paper of U.S. companies.

The Portfolio’s assets may also be invested in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities or by government-sponsored corporations. Other mortgage-backed securities in which the Portfolio may invest are issued by certain private, nongovernment entities. Subject to quality limitations, the Portfolio may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

All securities purchased by the Portfolio will have an investment grade rating at the time of purchase. Investment grade fixed income obligations will be those rated BBB- or better by S&P or Baa3 or better by Moody’s or those that we deem to be of comparable quality. To the extent that the rating of a debt obligation held by the Portfolio falls below BBB- or Baa3, the Portfolio, as soon as practicable, will dispose of the security, unless such disposal would be detrimental to the Portfolio in light of market conditions.

The Portfolio may invest up to 20% of its assets in foreign securities. The Portfolio intends to invest its foreign assets primarily in fixed income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in foreign countries. These fixed income securities include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. The Portfolio may invest in securities issued in any currency and may hold foreign currencies. Presently, the Portfolio intends to invest its foreign assets primarily in U.S. dollar-denominated fixed income securities in a manner consistent with the foreign securities weighting in the Portfolio’s benchmark, the Barclays Capital U.S. Aggregate Index.

The Portfolio will typically have an average effective maturity of between 3 and 10 years. Short- and intermediate-term debt securities (under 10 years) will form the core of the Portfolio. Long-term bonds (over 10 years) may be purchased when we believe they will enhance return without significantly increasing risk. Average effective maturity may exceed the above range when opportunities for enhanced returns exceed risk.

The Portfolio may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Portfolio may also use a wide range of derivative instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Portfolio will use derivatives for both hedging and nonhedging purposes. For example, the Portfolio may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against bond defaults, to manage credit exposure or to enhance total return; and index swaps to enhance return or to affect diversification. The Portfolio will not use derivatives for reasons inconsistent with its investment objective.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates	Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.
Market risk	The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.
Prepayment risk

The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Bank loans and other indebtedness risk	The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.
Foreign risk	The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.
Currency risk	The risk that the value of a portfolio’s investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk

Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

How has The Core Focus Fixed Income Portfolio performed?
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns for 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at www.delawareinvestments.com/institutional.

Year-by-year total return (The Core Focus Fixed Income Portfolio)

During the periods illustrated in this bar chart, The Core Focus Fixed Income Portfolio’s highest quarterly return was 6.22% for the quarter ended September 30, 2009 and its lowest quarterly return was -2.09% for the quarter ended September 30, 2008.

Average annual returns for periods ended December 31, 2011
Average Annual Total Returns The Core Focus Fixed Income Portfolio	1 year	5 years	Lifetime	Inception Date
DPT CLASS	9.05%	6.45%	5.79%	Jun. 30, 2004
DPT CLASS After Taxes on Distributions	7.82%	4.76%	4.30%	Jun. 30, 2004
DPT CLASS After Taxes on Distributions and Sales	5.88%	4.51%	4.08%	Jun. 30, 2004
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.79%	Jun. 30, 2004

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

The High-Yield Bond Portfolio
The High-Yield Bond Portfolio
What is the Portfolio's investment objective?
The High-Yield Bond Portfolio seeks high total return.
What are the Portfolio's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The High-Yield Bond Portfolio DPT CLASS
Management fees		0.45%
Distribution and service (12b-1) fees		none
Other expenses		0.15%
Total annual portfolio operating expenses		0.60%
Fee waivers and expense reimbursements	[1]	(0.01%)
Total annual portfolio operating expenses after fee waivers and expense reimbursements		0.59%
[1]	The Portfolio's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying Portfolio expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual portfolio operating expenses from exceeding 0.59% of the Portfolio's average daily net assets from February 28, 2012 through February 28, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Expense example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's fee waivers and expense reimbursements for the 1-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DPT CLASS (USD $)	The High-Yield Bond Portfolio
1 year	60
3 years	191
5 years	334
10 years	749

Portfolio turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual Portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 77% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The Portfolio will primarily invest its assets at the time of purchase in: (1) corporate bonds rated BB or lower by S&P or similarly rated by another NRSRO; (2) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; or (3) commercial paper of companies rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody’s or that may be unrated but considered to be of comparable quality. Of these categories of securities, we anticipate investing primarily in corporate bonds. The Portfolio may also invest in income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants and which may be speculative. The Portfolio may invest up to 25% of its total assets in securities of issuers domiciled in foreign countries. The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when, in our opinion, such holdings are prudent given then prevailing market conditions. Except when we believe a temporary defensive approach is appropriate, the Portfolio normally will not hold more than 5% of its total assets in cash or such short-term investments.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in high yield, fixed income securities (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

High yield, fixed income securities, or high yield bonds, are generally considered to be those rated below BBB- by S&P or below Baa3 by Moody’s, or that may be unrated but considered to be of comparable quality. The Portfolio will generally focus its investments on bonds in the BB/Ba or B/B ratings categories and in unrated bonds of similar quality.

From time to time, the Portfolio may acquire zero-coupon bonds and, to a lesser extent, pay-in-kind (PIK) bonds; however, the Portfolio generally does not purchase a substantial amount of these securities.

With respect to U.S. government securities, the Portfolio may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. government, and those of its agencies or instrumentalities which are backed by the full faith and credit of the United States.

We do not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, we may take advantage of short-term opportunities that are consistent with the Portfolio’s investment objective.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates	Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.
Market risk	The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
High yield risk	The risk that high yield securities, commonly known as “junk bonds”, are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.
Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Bank loans and other indebtedness risk	The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.
Foreign risk	The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.
Currency risk	The risk that the value of a portfolio’s investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk	Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).
Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

How has The High-Yield Bond Portfolio performed?
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at www.delawareinvestments.com/institutional.

Year-by-year total return (The High-Yield Bond Portfolio)

During the periods illustrated in this bar chart, The High-Yield Bond Portfolio’s highest quarterly return was 21.06% for the quarter ended June 30, 2009 and its lowest quarterly return was -17.17% for the quarter ended December 31, 2008.

Average annual returnsfor periods ended December 31, 2011
Average Annual Total Returns The High-Yield Bond Portfolio	1 year	5 years	10 years
DPT CLASS	3.43%	7.63%	10.18%
DPT CLASS After Taxes on Distributions	0.71%	4.52%	6.84%
DPT CLASS After Taxes on Distributions and Sales	2.21%	4.60%	6.73%
BofA Merrill Lynch U.S. High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)	4.37%	7.55%	8.74%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

The Core Plus Fixed Income Portfolio
The Core Plus Fixed Income Portfolio
What is the Portfolio's investment objective?
The Core Plus Fixed Income Portfolio seeks maximum long term total return, consistent with reasonable risk.
What are the Portfolio's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Core Plus Fixed Income Portfolio DPT CLASS
Management fees		0.43%
Distribution and service (12b-1) fees		none
Other expenses		0.21%
Total annual portfolio operating expenses		0.64%
Fee waivers and expense reimbursements	[1]	(0.19%)
Total annual portfolio operating expenses after fee waivers and expense reimbursements		0.45%
[1]	The Portfolio's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying Portfolio expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual portfolio operating expenses from exceeding 0.45% of the Portfolio's average daily net assets from February 28, 2012 through February 28, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Expense example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's fee waivers and expense reimbursements for the 1-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DPT CLASS (USD $)	The Core Plus Fixed Income Portfolio
1 year	46
3 years	186
5 years	338
10 years	780

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual Portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 273% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The Portfolio allocates its investments principally among the following three sectors of the fixed income securities markets: the U.S. investment grade sector, U.S. high yield sector, and international sector. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

We will determine how much of the Portfolio to allocate to each of the three sectors, based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from investments in each of the three sectors. We will periodically reallocate the Portfolio’s assets, as deemed necessary. The relative proportion of the Portfolio’s assets to be allocated among sectors is described below.

    U.S. investment grade sector Under normal circumstances, between 50% and 100% of the Portfolio’s total assets will be invested in the U.S. investment grade sector. In managing the Portfolio’s assets allocated to the U.S. investment grade sector, we will invest principally in debt obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities and by U.S. corporations. The corporate debt obligations in which the Portfolio may invest include bonds, notes, debentures, and commercial paper of U.S. companies. The U.S. government securities in which the Portfolio may invest include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or sponsored by the U.S. government.

The U.S. investment grade sector of the Portfolio’s assets may also be invested in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities or by government-sponsored corporations. Other mortgage-backed securities in which the Portfolio may invest are issued by certain private, nongovernment entities. Subject to the quality limitations, the Portfolio may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle, and other loans, wholesale dealer floor plans, and leases.

Securities purchased by the Portfolio within this sector will be rated in one of the four highest rating categories or will be unrated securities that we determine are of comparable quality.

    U.S. high yield sector Under normal circumstances, up to 30% of the Portfolio’s total assets will be allocated to the U.S. high yield sector. We will invest the Portfolio’s assets that are allocated to the U.S. high yield sector primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The Portfolio may invest in domestic corporate debt obligations, including, notes, which may be convertible or nonconvertible, commercial paper, units consisting of bonds with stock or warrants to buy stock attached, debentures, convertible debentures, zero-coupon bonds, and PIK securities.

The Portfolio will invest in both rated and unrated bonds. The rated bonds that the Portfolio may purchase in this sector will generally be rated lower than BBB- by S&P, Baa3 by Moody’s, or similarly rated by another NRSRO.

    International sector The Portfolio may invest up to 20% of its total assets in the international sector. The international sector invests primarily in fixed income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in foreign countries. These fixed income securities include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supra-national entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Investment Bank, the Inter-American Development Bank, and the Asian Development Bank.

The Portfolio may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the euro. The Portfolio may, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Portfolio transactions and to minimize currency value fluctuations. Currency considerations carry a special risk for the Portfolio to the extent that it allocates a significant portion of its assets to foreign securities.

The Portfolio will invest in both rated and unrated foreign securities. It may purchase securities of issuers in any foreign country, developed and underdeveloped. These investments may include direct obligations of issuers located in emerging-markets countries. However, investments in emerging markets and in foreign securities that are rated below investment grade (for example, lower than BBB- by S&P), or if unrated, judged to be of comparable quality, will, in the aggregate, be limited to no more than 5% of the Portfolio’s total assets.

The Portfolio may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Portfolio may also use a wide range of derivative instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Portfolio will use derivatives for both hedging and nonhedging purposes. For example, the Portfolio may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against bond defaults, to manage credit exposure or to enhance total return; and index swaps to enhance return or to affect diversification. The Portfolio will not use derivatives for reasons inconsistent with its investment objective.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates

Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Bank loans and other indebtedness risk

The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Prepayment risk

The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yield risk

The risk that high yield securities, commonly known as “junk bonds”, are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Currency risk	The risk that the value of a portfolio’s investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk

Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

How has The Core Plus Fixed Income Portfolio performed?
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns for 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at www.delawareinvestments.com/institutional.

Year-by-year total return (The Core Plus Fixed Income Portfolio)

During the periods illustrated in this bar chart, The Core Plus Fixed Income Portfolio’s highest quarterly return was 9.22% for the quarter ended September 30, 2009 and its lowest quarterly return was -2.81% for the quarter ended September 30, 2008.

Average annual returns for periods ended December 31, 2011
Average Annual Total Returns The Core Plus Fixed Income Portfolio	1 year	5 years	Lifetime	Inception Date
DPT CLASS	7.82%	7.86%	7.19%	Jun. 28, 2002
DPT CLASS After Taxes on Distributions	6.75%	5.63%	5.25%	Jun. 28, 2002
DPT CLASS After Taxes on Distributions and Sales	5.09%	5.39%	5.03%	Jun. 28, 2002
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.67%	Jun. 28, 2002

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.